SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 18: -   SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2020	2019	2018

Share-based compensation – Attributable to equity holders of the Company	$355	$814	$1,424
Share-based compensation – Attributable to non-controlling interests (see Note 17f.)	3,742	764	307

	$4,097	$1,578	$1,731

The Company maintains three share option and incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During 2020, 2019 and 2018, the board of directors of the Company approved to grant its employees, directors and consultants 1,046,500, 750,000 and 555,000 options, respectively. The fair value of the options granted in those years, determined at their grant date using the binomial model, was approximately $629, $390 and $670, respectively.
c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company:

	2020		2019		2018
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,335,017	7.08	4,389,523	7.46	5,106,300	8.47
Granted	1,046,500	1.37	750,000	1.67	555,000	3.16
Exercised	(43,438)	2.45	-	-	(3,750)	2.64
Forfeited	(1,307,377)	6.98	(804,506)	7.13	(1,268,027)	9.66

Outstanding on December 31,	4,030,702	6.24	4,335,017	7.08	4,389,523	7.46

Exercisable at December 31,	2,556,360	8.54	2,855,405	9.09	2,843,582	8.95

The following table summarizes information about share options outstanding at December 31, 2020:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
0.53 - 1.78	1,170,243	8.56	1.39
1.82 - 3.37	517,625	8.15	2.88
3.40 - 4.56	179,000	8.00	4.05
5.54 -8.36	911,000	6.33	5.99
8.47 - 13.77	932,834	3.27	11.72
14.12 - 22.10	320,000	2.92	15.44

Total	4,030,702	6.31	6.24

d.	The weighted average outstanding remaining contractual term of the options as of December 31, 2020 is 6.31 years (as of December 31, 2019, it was 6.08 years).

e.	The weighted average fair value of options granted during 2020 was $0.60 (for options granted during 2019, the fair value was $0.52).

f.
The fair value of Company share options granted to employees, directors and consultants for the years ended December 31, 2020, 2019 and 2018 was estimated using the binomial model with the following assumptions:

	2020	2019	2018

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	34-41	33-34	35-42
Risk-free interest rate (%)	0.2-0.9	0.97-1.51	1.90-2.93
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

g.	The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2020		2019
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	460,038	0.13	205,543	0.05
Granted	837,847	1.85	255,370	0.2
Exercised	(36,520)	0.25	-	-
Forfeited	(58,386)	0.20	(875)	0.19

Outstanding on December 31,	1,202,979	1.32	460,038	0.13

Exercisable on December 31,	606,542	0.71	135,194	0.11

h.
The fair value of Company's subsidiaries share options granted to employees, directors and consultants for the years ended December 31, 2020 and 2019 was estimated using the binomial model with the following assumptions:

	2020	2019

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	46-90	48-72
Risk-free interest rate (%)	0.07-0.9	0.11-2.03
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10